9. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 794,000	$ 681,000
NOL beginning expiration date	Dec. 31, 2033